Submission	Oct. 27, 2026
Submission [Line Items]
Central Index Key	0001997464
Registrant Name	Marex Group Ltd
Registration File Number	333-289203
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES